SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 21, 2017 CNY (¥) person shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares
SHARE-BASED PAYMENTS
Share-based compensation costs recognized		$ 15,869	¥ 109,107		¥ 298,963
Options granted to non-employees | 2008 Plan
SHARE-BASED PAYMENTS
Number of shares options granted | shares	1,500,154
Share-based compensation costs recognized | ¥	¥ 117,578
Number of options
Number of options, Beginning of the year (in shares) | shares		1,666,654	1,666,654
Number of options, Granted (in shares) | shares		171,519	171,519
Number of options, Exercised (in shares) | shares		(263,550)	(263,550)
Number of options, End of the year (in shares) | shares		1,574,623	1,574,623		1,666,654
Vested and expected to vest, End of the year (in shares) | shares		1,574,623						1,574,623
Exercisable, End of the year (in shares) | shares		1,572,214						1,572,214
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)		$ 0.63
Weighted-average exercise price, Granted (in dollars per share)		0.75
Weighted-average exercise price, Exercised (in dollars per share)		0.30
Weighted-average exercise price, End of the year (in dollars per share)		0.70		$ 0.63
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)		0.70
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)		0.70
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		1.72
Weighted-average grant-date fair value, Granted (in dollars per share)		9.06		9.05		$ 5.17
Weighted-average grant-date fair value, Exercised (in dollars per share)		2.20
Weighted-average grant-date fair value, End of the year (in dollars per share)		2.47		$ 1.72
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)		2.47
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)		$ 2.46
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		9 years 8 months 1 day	9 years 8 months 1 day		9 years 9 months 22 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		9 years 8 months 1 day	9 years 8 months 1 day
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		9 years 7 months 28 days	9 years 7 months 28 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $		$ 4,657		$ 13,907
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $		4,657
Aggregate intrinsic Value, Exercisable at end of the year | $		4,649
Intrinsic value of options exercised		$ 2,284	¥ 15,703
Number of options, Exercised (in shares) | shares		263,550	263,550
Weighted average grant-date fair value of equity awards granted		$ 9.06		$ 9.05		$ 5.17
Total fair value of the equity awards vested		$ 3,083	¥ 21,199		¥ 118,002		¥ 0
Number of unvested share options | shares		2,409						2,409
Unrecognized share-based compensation expenses of unvested and vested but not exercisable		$ 19						¥ 132
Estimated weighted-average amortization period		1 year 2 months 1 day	1 year 2 months 1 day
Options granted to non-employees | 2008 Plan | External consultant
SHARE-BASED PAYMENTS
Number of shares options granted | shares	50,000
Number of external consultants | person	1
Restricted Shares | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares		38,500	38,500
Number of options, Granted (in shares) | shares		3,377,490	3,377,490
Number of options, Vested and issued (in shares) | shares		(15,500)	(15,500)
Number of options, Forfeited (in shares) | shares		(229,391)	(229,391)
Number of options, End of the year (in shares) | shares		3,171,099	3,171,099		38,500
Vested and expected to vest, End of the year (in shares) | shares		3,171,099						3,171,099
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		$ 10.19
Weighted-average grant-date fair value, Granted (in dollars per share)		10.41
Weighted-average exercise price, Vested and issued (in dollars per share)		9.00
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)		10.10
Weighted-average grant-date fair value, End of the year (in dollars per share)		10.44		$ 10.19
Aggregate intrinsic Value
Weighted average grant-date fair value of equity awards granted		$ 10.41
Unrecognized share-based compensation expenses of unvested and vested but not exercisable		$ 26,543						¥ 182,495
Estimated weighted-average amortization period		3 years 3 months 29 days	3 years 3 months 29 days
Restricted shares to non-employees | 2017 Plan
Number of options
Number of options, Granted (in shares) | shares		6,000	6,000